Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Various Classifications of Property and Equipment (Detail)	Sep. 30, 2024
Buildings [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	30 years
Aircraft [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Lease Term [Member]
Flight Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	7 years
Flight Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	20 years
Equipment [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Equipment [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	9 years
Furniture and Fixtures [Member] | Minimum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Vehicles [Member]
Property Plant And Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Rotable Spare Parts [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]